Deferred Tax Asset and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 8,418,507	$ 1,118,070
Accrued expenses	215,865	416,268
Accrued employee benefits	282,268	259,638
Capitalized research and development costs	27,516	108,138
Research and development credit	1,928,714	1,612,459
Deferred revenue	643,669	1,287,333
Deferred tax liabilities:
Depreciation	130,017	147,165
Net deferred tax asset	11,646,556	4,949,071
Valuation allowance	(11,646,556)	(4,949,071)
Net deferred tax asset